MARKETABLE SECURITIES (Schedule of Fair Value, Amortized Cost and Gross Unrealized Holding Gains of Available-for-sale Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
MARKETABLE SECURITIES [Abstract]
Fair value	$ 37,369	$ 37,230
Amortized cost	37,653	37,355
Unrealized holding gains	69	32
Unrealized holding losses	$ 353	$ 157